Fair Value Measurements - Summary of Significant Unobservable Inputs (Detail) - Discounted Cash Flows [Member] - Guarantees [Member]	Dec. 31, 2018	Dec. 31, 2017
Discount Rates [Member] | Weighted Average [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	4.89	5.87
Expected Delinquency Rates [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	0.32	0.70
Expected Delinquency Rates [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	10.47	6.24